                      SEI INSTITUTIONAL INVESTMENTS TRUST

                          EMERGING MARKETS EQUITY FUND
                             CORE FIXED INCOME FUND

                     SUPPLEMENT DATED MARCH 21, 2000 TO THE
                      PROSPECTUS DATED SEPTEMBER 30, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Investments Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, have appointed Schroder Investment Management North America Inc. ("Schroders"), as a Sub-Adviser to the Trust's Emerging Markets Equity Fund (the "Fund"). Schroders was approved as a Sub-Adviser at the Quarterly Meeting of the Board of Trustees held on March 20, 2000, and its appointment does not require Shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on June 14, 1996, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Schroders, the Trustees received written and oral information from SEI Investments Management Corporation ("SIMC") and Schroders. SIMC recommended the selection of Schroders and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Schroders and considered information about portfolio managers, investment philosophy, strategies and process, as well as its performance track record, among other factors. In appointing Schroders, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Schroders; (2) the distinct investment process of Schroders; (3) the history, reputation, qualification and background of Schroders' personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Schroders, including any benefits to be received by Schroders or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Schroders relating to the Fund, Schroders makes investment decisions for the assets of the Fund allocated to Schroders by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Schroders is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust and in a manner consistent with the Fund's investment objectives, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other sub-advisers. Specifically, the duties to be performed under such agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other agreements. The Sub-Advisory Agreement will remain in effect until March 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Schroders as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 26 of the Prospectus is amended by inserting the following disclosure relating to Schroders:

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.

Schroder Investment Management North America Inc. ("Schroders"), acts as a Sub-Adviser for a portion of the assets of the Emerging Markets Equity Fund. Schroders is a registered investment adviser that currently has approximately $48 billion in assets under management. The principal business address of Schroders is 787 Seventh Avenue, 34th Floor, New York, NY 10019.

A team of investment professionals at Schroders manages a portion of the assets of the Emerging Markets Equity Fund. Giles Neville heads the Emerging Markets Committee at Schroders. Mr. Neville has over 12 years of investment experience.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Schroders. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Schroders, is 787 Seventh Avenue, 34th Floor, New York, NY 10019.

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NAME                                              TITLE
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John Alexander Troiano                            Chief Executive Officer, Director
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Andrew R. Barker                                  Director, Senior Vice President
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William H. Barnes                                 Director, Senior Vice President
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Stefan Bottcher                                   Director
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Heather Frances Crighton                          Director, Senior Vice President
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Louise Croset                                     Director, Executive Vice President
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Nancy Curtin                                      Director, Managing Director
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Tappan Datta                                      Director, Senior Vice President
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Robert Geoffrey Davy                              Director, Executive Vice President
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Margaret Douglas-Hamilton                         Director, Secretary
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Donald H.M. Farquharson                           Director, Senior Vice President
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Richard Ralston Foulkes                           Director, Deputy/Chairman
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Philip Hardy                                      Director
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Sharon Louise Haugh                               Director, Chairman
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Susan B. Kenneally                                Director, Senior Vice President
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Catherine A. Mazza                                Director, Senior Vice President
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Thomas Melendez                                   Director, Senior Vice President
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Robert C. Michele                                 Director, Managing Director
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Connie Moak Mazur                                 Director, Senior Vice President
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Paul M. Morris                                    Director, Managing Director
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Gavin Douglas Lewis Ralston                       Director, Managing Director
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David J. Ridgway                                  Director, Senior Vice President
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David Murray Salisbury                            Director
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Frances P. Selby                                  Director, Senior Vice President
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Mark Julian Smith                                 Director, Executive Vice President
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Ellen B. Sullivan                                 Director, Senior Vice President
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Nancy B. Tooke                                    Director, Executive Vice President
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Ira L. Unschuld                                   Director, Senior Vice President
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Jan Kees Van Heusde                               Director, Senior Vice President
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Guy Varney                                        Director, Senior Vice President
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Reza Vishkai                                      Director, Senior Vice President
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Ash C. Williams                                   Director, Executive Vice President
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

The Adviser will pay Schroders a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Schroders.

                           --------------------------

At the same Meeting, the Trustees appointed Robert W. Baird & Co., Incorporated ("Baird"), as Sub-Adviser to the Trust's Core Fixed Income Fund (the "Fund"). Baird's appointment does not require Shareholder approval.

In evaluating Baird, the Trustees received written and oral information from SEI Investments Management Corporation ("SIMC") and Baird. SIMC recommended the selection of Baird and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Baird and considered information about portfolio managers, investment philosophy, strategies and process, as well as its performance track record, among other factors. In appointing Baird, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by Baird; (2) the distinct investment process of Baird; (3) the history, reputation, qualification and background of Baird's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Baird, including any benefits to be received by Baird or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") between SIMC (the "Adviser") and Baird relating to the Fund, Baird makes investment decisions for the assets of the Fund allocated to Baird by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. Baird is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust and in a manner consistent with the Fund's investment objectives, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other sub-advisers. Specifically, the duties to be performed under such agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other agreements. The Sub-Advisory Agreement will remain in effect until March 2002 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Baird as Sub-Adviser to the Fund, the "Sub-Advisers" Section on page 26 of the Prospectus is amended by inserting the following disclosure relating to Baird:

ROBERT W. BAIRD & CO., INCORPORATED

    Robert W. Baird & Co., Incorporated ("Baird"), through its Baird Advisors division, acts as a Sub-Adviser for a portion of the assets of the Core Fixed Income Fund. Baird is a registered investment adviser and currently has approximately $6.4 billion in assets under management. The principal business address of Baird is 777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Charles B. Groeschell of Baird serves as portfolio manager of the portion of the Fund's assets managed by Baird. Prior to joining Baird in March 2000, Mr. Groeschell was a Senior Vice President and portfolio manager at Firstar Investment Management & Research Company, LLC. Mr. Groeschell has over 17 years of investment experience.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Baird. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Baird, is 777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202.

--------------------------------------------------------------------------------------------------
NAME                                              TITLE
--------------------------------------------------------------------------------------------------
George Frederick Kasten, Jr.                      Chief Executive Officer and Chairman
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Paul Edward Purcell                               President and Chief Operating Officer
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Glen Fredrick Hackmann                            Managing Director, Secretary, General Counsel
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James Dick Bell                                   Managing Director
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Paul John Carbone                                 Managing Director
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Bryce Patrick Edwards                             Managing Director
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Charles B. Groeschell                             Managing Director
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Keith Anthony Kolb                                Managing Director
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Patrick Steven Lawton                             Managing Director
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William Walter Mahler                             Managing Director
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Terrance Patrick Maxwell                          Managing Director
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John Robert Merrell                               Managing Director, Marketing Director
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Paul Stuart Shain                                 Managing Director
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Russell Paul Schwei                               Managing Director, Chief Financial Officer
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Mary Ellen Stanek                                 Managing Director
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Dominick Paul Zarcone                             Managing Director
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

The Adviser will pay Baird a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to Baird.

                           --------------------------

At the same meeting, the Board of Trustees of SEI Institutional Investments Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, voted to terminate Firstar Investment Research & Management Company, LLC ("FIRMCO") as a Sub-Adviser to the Trust's Core Fixed Income Fund (the "Fund"). The Board determined to terminate FIRMCO because of the departure of FIRMCO's portfolio management team to Baird. This termination does not require Shareholder approval.

                           --------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE